ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
ACCOUNTS RECEIVABLE [Text Block]

3. ACCOUNTS RECEIVABLE

	As at
	December 31,	December 31,
	2022	2021
Royalty, derivative royalty, and stream receivables	$1,190,092	$1,175,602
GST and other recoverable taxes	302,316	125,571
Other receivables	13,489	-
Total accounts receivable	$1,505,897	$1,301,173

As at December 31, 2022, and December 31, 2021, the Company did not have any royalty, derivative royalty and stream receivables that were past due. The Company's allowance for doubtful accounts as at December 31, 2022, and December 31, 2021, was $Nil.